Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income for the year	$ 36,755	$ 19,986	$ 948
Adjustments for:
Pension and medical benefits - actuarial gains (expense)	1,228	2,098	(1,001)
Results of equity-accounted investments	(251)	(1,607)	659
Depreciation, depletion and amortization	13,218	11,695	11,445
Impairment of assets (reversals)	1,315	(3,190)	7,339
Inventory write-down (write-back) to net realizable value	11	(1)	375
Allowance (reversals) for credit loss on trade and other receivables	65	(30)	144
Exploratory expenditure write-offs	691	248	456
Disposal/write-offs of assets, remeasurement of investment retained with loss of control and reclassification of CTA	(1,144)	(1,900)	(456)
Foreign exchange, indexation and finance charges	4,557	10,795	11,094
Income taxes	16,770	8,239	(1,174)
Revision and unwinding of discount on the provision for decommissioning costs	745	661	981
PIS and COFINS recovery - exclusion of ICMS (VAT tax) from the basis of calculation	(1)	(986)	(3,173)
Results from co-participation agreements in bid areas	(4,286)	(631)
Assumption of interest in concessions		164
Early termination and cash outflows revision of lease agreements	(629)	(545)	(276)
(Gains) losses with legal, administrative and arbitration proceedings, net	1,362	740	493
Decrease (Increase) in assets
Trade and other receivables	355	(2,075)	1
Inventories	(1,217)	(2,334)	724
Judicial deposits	(1,709)	(1,141)	(945)
Other assets	(413)	(289)	159
Increase (Decrease) in liabilities
Trade payables	(359)	1,073	216
Other taxes payable	(2,441)	2,835	2,677
Pension and medical benefits	(2,130)	(2,239)	(1,048)
Provisions for legal proceedings	(380)	(643)	(668)
Short-term benefits	(182)	(312)	781
Provision for decommissioning costs	(602)	(730)	(482)
Other liabilities	(95)	376	(47)
Income taxes paid	(11,516)	(2,138)	(332)
Net cash provided by operating activities	49,717	37,791	28,890
Cash flows from investing activities
Acquisition of PP&E and intangible assets	(9,581)	(6,325)	(5,874)
Investments in investees	(27)	(24)	(942)
Proceeds from disposal of assets - Divestment	4,846	4,783	1,997
Financial compensation from co-participation agreements	7,284	2,938
Divestment (Investment) in marketable securities	(3,328)	4	66
Dividends received	374	781	243
Net cash provided by (used in) investing activities	(432)	2,157	(4,510)
Cash flows from financing activities
Changes in non-controlling interest	63	(24)	(67)
Proceeds from finance debt	2,880	1,885	17,023
Repayment of principal - finance debt	(9,334)	(21,413)	(25,727)
Repayment of interest - finance debt	(1,850)	(2,229)	(3,157)
Repayment of lease liability	(5,430)	(5,827)	(5,880)
Dividends paid to Shareholders of Petrobras	(37,701)	(13,078)	(1,367)
Dividends paid to non-controlling interests	(81)	(105)	(84)
Net cash used in financing activities	(51,453)	(40,791)	(19,259)
Effect of exchange rate changes on cash and cash equivalents	(316)	(402)	(773)
Net change in cash and cash equivalents	(2,484)	(1,245)	4,348
Cash and cash equivalents at the beginning of the period	10,480	11,725	7,377
Cash and cash equivalents at the end of the period	$ 7,996	$ 10,480	$ 11,725